Share-Based Compensation Expense (Tables) (Stock Compensation Plan [Member])	6 Months Ended
Jun. 30, 2013
Summary of Share-Based Compensation Expense

The following table summarizes share-based compensation expense (in thousands):

	Years Ended December 31,			Six Months Ended June 30,
	2012	2011	2010	2013	2012
				(unaudited)
Research and development	$6,093	$2,819	$1,600	$305	$5,220
Selling, general and administrative	5	153	—	777	5

Total direct	6,098	2,972	1,600	1,082	5,225
Selling, general and administrative—allocated	1,445	594	303	—	886

	$7,543	$3,566	$1,903	$1,082	$6,111

The following table summarizes share-based compensation expense as it relates to award type (in thousands):

	Years Ended December 31,			Six Months Ended June 30,
	2012	2011	2010	2013	2012
				(unaudited)
Stock options	$2,621	$1,264	$670	$1,082	$2,242
Restricted stock units	3,477	1,708	930	—	2,983

Total direct	6,098	2,972	1,600	1,082	5,225
Share-based compensation expense—allocated	1,445	594	303	—	886

	$7,543	$3,566	$1,903	$1,082	$6,111

2012 Long Term Incentive Plan [Member]
Fair Value of Options Granted

The fair value of the options granted during the and six months ended June 30, 2013 is estimated as of the grant date using the Black-Scholes option-pricing model assuming the weighted-average assumptions listed in the following table:

Six Months Ended June 30, 2013

(unaudited)
Expected volatility	84.2%
Risk-free interest rate	1.2%
Expected dividend yield	0.0%
Expected life (in years)	6.0
Weighted average fair value	$4.56

Summary of Share Option Activity

The following table summarizes Prothena’s stock option activity (in thousands):

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
	(unaudited)
Outstanding at December 31, 2012	—	$—
Granted	1,836	6.57

Outstanding at June 30, 2013	1,836	6.57	9.6	$11,643

Vested and expected to vest at June 30, 2013	1,637	6.56	9.6	10,391

Vested at the end of the period	—	—	—	—

Range of Exercise Prices and Weighted Average Remaining Contractual Life

The range of exercise prices and weighted-average remaining contractual life of outstanding options were as follows:

June 30, 2013 Options Outstanding
Range of Exercise Prices			Options	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price
(unaudited)
$6.03	-	$6.03	455	9.58	$6.03
6.41	-	6.41	861	9.58	6.41
6.65	-	9.75	520	9.78	7.30

$6.03	-	$9.75	1,836	9.64	6.57

Elan [Member]
Fair Value of Options Granted

The fair value of options granted during these years was estimated using the binomial option-pricing model with the following weighted-average assumptions:

	Years Ended December 31,			Six Months Ended June 30, 2012
	2012	2011	2010
				(unaudited)
Expected volatility	60.1%	49.3%	66.0%	60.1%
Risk-free interest rate	0.9%	1.7%	2.1%	0.9%
Expected dividend yield	0.0%	0.0%	0.0%	0.0%
Expected life (1)	—	—	—	—
Weighted average fair value	$6.66	$2.99	$3.86	$6.66

Summary of Share Option Activity

The total stock options outstanding, vested and expected to vest, and exercisable that are held by the employees that provided directly attributable service to the Prothena Business are summarized as follows (in thousands):

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at December 31, 2010	627	$16.70
Granted	324	6.82
Exercised	(60)	7.41
Expired	(67)	57.33

Outstanding at December 31, 2011	824	10.21
Granted	398	13.17
Exercised	(127)	6.59
Forfeited	(84)	12.66
Expired	(6)	14.07

Outstanding, vested and exercisable at December 31, 2012	1,005	11.17	6.8	$1,424

Range of Exercise Prices and Weighted Average Remaining Contractual Life

The range of exercise prices and weighted-average remaining contractual life of outstanding and exercisable options were as follows:

December 31, 2012
Options Outstanding and Exercisable
Range of Exercise Prices			Options	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price
$4.92	-	$9.26	418	7.50	$6.80
10.77	-	25.95	587	6.40	14.28

$4.92	-	$25.95	1,005	6.80	11.17

Schedule of Outstanding RSUs

The outstanding RSUs relating to the employees that provided directly attributable service to the Prothena Business are summarized as follows (in thousands, except fair value amounts):

	RSUs	Weighted Average Grant-Date Fair Value
Outstanding at December 31, 2010	229	$9.67
Granted	195	6.80
Vested	(132)	9.85

Outstanding at December 31, 2011	292	7.67
Granted	166	13.19
Vested	(348)	9.44
Forfeited	(110)	10.10

Outstanding at December 31, 2012	—	—

Schedule of Options Outstanding

The following table summarizes the number of options outstanding that were held by the employees that provided directly attributable service to the Prothena Business (in thousands):

	December 31,
	2012	2011
1996 Plan	46	96
1999 Plan	35	57
2006 Long Term Incentive Plan	924	671

	1,005	824